UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010
Date of fiscal year end: March 31
Date of reporting period: March 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Legg Mason Partners
Municipal Funds
California Money Market Portfolio

A N N U A L  R E P O R T

MARCH 31, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Municipal Funds California Money Market Portfolio

Annual Report • March 31, 2006

What’s Inside
	Letter from the Chairman	I
	Manager Overview	1
	Fund at a Glance	4
	Fund Expenses	5
	Schedule of Investments	7
	Statement of Assets and Liabilities	22
	Statement of Operations	23
	Statements of Changes in Net Assets	24
	Financial Highlights	25
Fund Objective The Fund seeks to provide income exempt from both regular federal income tax and California personal income tax* from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.	Notes to Financial Statements	27
	Report of Independent Registered Public Accounting Firm	35
	Board Approval of Management Agreement	36
	Additional Information	39
	Additional Shareholder Information	43
	Important Tax Information	44

*  Certain investors may be subject to the

federal Alternative Minimum Tax, and state
and local taxes may apply. Capital gains, if
any, are fully taxable. Please consult your
personal tax or legal adviser.

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite a temporary setback at the end of 2005, the U.S. economy was strong during the reporting period. After advancing 3.3% and 4.1% in the second and third quarters of 2005, respectively, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with a preliminary estimate of 4.8% GDP growth. The economic turnaround was prompted by both strong consumer and business spending. In addition, the Labor Department reported that unemployment hit a five-year low in March.

As expected, the Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the changing of the guard from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was business as usual for the Fed, as it raised short-term interest rates eight times during the period. Since it began its tightening campaign in June 2004, the Fed has raised rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75%— its highest level since April 2001. After the end of the Fund’s reporting period, a t its May meeting, the Fed once again raised the federal funds rate by an additional 0.25% to 5.00%.

As expected, both short- and long-term yields rose over the reporting period. During the one-year period ended March 31, 2006, two-year Treasury yields increased from 3.75% to 4.82%. Over the same period, 10-year Treasury yields moved from 4.46% to 4.86%. During most of the last three months the yield curve was inverted, with the yield on two-year Treasuries surpassing that of 10-year Treasuries.

California Money Market Portfolio	I

This anomaly has historically foreshadowed an economic slowdown or recession. However, some experts, including new Chairman Bernanke, believe the inverted yield curve is largely a function of strong foreign demand for longer-term bonds.

Given the sharp increase in short-term rates, the yields available from money market instruments steadily rose over the one-year reporting period.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Special Shareholder Notice

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and Manager with regard to recent regulatory developments is

II	California Money Market Portfolio

contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 10, 2006

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

California Money Market Portfolio	III

(This page intentionally left blank.)

Manager Overview

JOSEPH P. DEANE (left) Vice President and Investment Officer JULIE P. CALLAHAN, CFA (right) Vice President and Investment Officer

Q. What were the overall market conditions during the Fund’s reporting period?

A.  Overall, it was a positive environment for money market investors, as yields from these securities rose in concert with rising short-term interest rates. To gain some perspective on how far we’ve come, consider the following. In May 2004, a barometer of short-term interest rates, in this case the federal funds rate,i was a mere 1.00%, its lowest level in more than 40 years. This was due, in part, to the Federal Reserve Board’s (“Fed”)ii attempt to stimulate the economy in the aftermath of September 11th.

Then, in June 2004, the economy appeared to be on solid footing and the Fed officially ended its accommodative monetary policy by instituting its first rate hike in four years, bringing the federal funds rate from 1.00% to 1.25%. At that time, the Fed telegraphed what it had in mind for short-term rates as it said, “policy accommodation can be removed at a pace that is likely to be measured.” The Fed certainly has been true to its word, as it has now instituted 15 straight 0.25% rate hikes through the end of March 2006 and the federal funds rate now stands at 4.75%. After the end of the Fund’s reporting period, at its May meeting, the Fed once again raised the federal funds rate by an additional 0.25% to 5.00%. Money market yields have also risen sharply over this period.

Performance Review

As of March 31, 2006, the seven-day current yield for Class A shares of the California Money Market Portfolio was 2.56% and its seven-day effective yield, which reflects compounding, was 2.59%.1

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

California Money Market Portfolio 2006 Annual Report	1

California Money Market Portfolio Yields as of March 31, 2006 (unaudited)
	Seven-Day Current Yield[2]	Seven-Day Effective Yield[2]
Class A Shares	2.56%	2.59%
Class Y Shares	2.66%	2.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q.     What were the most significant factors affecting Fund performance?

What were the leading contributors to performance?

A. Given our belief that the Fed would continue to raise short-term interest rates during the reporting period, the Fund’s weighted average maturity (“WAM”) was maintained at the lower end of our allowable range. While the Fund’s maturity can be as high as 90 days, it was below 30 days throughout the reporting period. As a result, when the Fund’s shorter-term securities matured we were able to reinvest the proceeds and capture higher yields when the Fed raised interest rates.

What were the leading detractors from performance?

A. There were no detractors to performance over the period.

Q.      Were there any significant changes to the Fund during the reporting period?

A.       There were no significant changes to the Fund during the period. We continued to emphasize a high quality portfolio and maintain a shorter WAM to generate incremental yields in the rising interest rate environment.

2

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	California Money Market Portfolio 2006 Annual Report

Thank you for your investment in the California Money Market Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Joseph P. Deane Vice President and Investment Officer May 10, 2006	Julie P. Callahan, CFA Vice President and Investment Officer

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal Alterative Minimum Tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

California Money Market Portfolio 2006 Annual Report	3

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Utilities

Housing: Multi-Family

Education

Finance

Hospitals

Water & Sewer

Miscellaneous

General Obligation

Transportation

Public Facilities

Solid Waste

Housing: Single-Family

Pollution Control

Life Care Systems

Industrial Development

20.8%

13.8%

11.5%

10.5%

8.2%

8.0%

6.6%

5.8%

5.1%

2.5%

2.3%

2.1%

1.6%

0.7%

0.5%

0.0%

5.0%

10.0%

15.0%

20.0%

25.0%

March 31, 2006

4	California Money Market Portfolio 2006 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2005 and held for the six months ended March 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.20%	$1,000.00	$1,012.00	0.54%	$2.71
Class Y	1.25	1,000.00	1,012.50	0.44	2.21
(1)	For the six months ended March 31, 2006.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

California Money Market Portfolio 2006 Annual Report	5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.24	0.54%	$2.72
Class Y	5.00	1,000.00	1,022.74	0.44	2.22
(1)	For the six months ended March 31, 2006.
(2)

Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal halfyear, then divided by 365.

6	California Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006)
CALIFORNIA MONEY MARKET PORTFOLIO
Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 102.8%
Education — 11.9%
		ABAG Finance Authority for Nonprofit Corp.:
$5,000,000	A-1+	Francis Parker School Project, LOC-Bank of New York, 3.160%,
		4/6/06 (a)	$5,000,000
14,595,000	VMIG1(b)	Valley Christian Schools, LOC-Bank of America, 3.170%, 4/6/06 (a)	14,595,000
2,065,000	VMIG1(b)	Alvord, CA, USD, Finance Corp. COP, Refinance Project, LOC-KBC
		Bank, 3.130%, 4/6/06 (a)	2,065,000
20,000,000	SP-1+	California Community College Finance Authority, Series A,
		FSA-Insured, 4.000% due 6/30/06	20,066,313
		California EFA Revenue:
		Refunding, Stanford University:
2,475,000	A-1+	Series L-2, 3.100%, 4/5/06 (a)	2,475,000
5,305,000	A-1+	Series L-3, 3.100%, 4/5/06 (a)	5,305,000
13,665,000	A-1+	Series L-5, 3.100%, 4/5/06 (a)	13,665,000
3,000,000	VMIG1(b)	University of San Francisco, Series B, LOC-Bank of America,
		3.130%, 4/5/06 (a)	3,000,000
29,850,000	SP-1+	California Schools, Cash Reserve Program Authority, Series A,
		AMBAC-Insured, 4.000% due 7/6/06	29,955,501
1,100,000	VMIG1(b)	California Statewide CDA Revenue, Concordia University Project,
		Series A, LOC-U.S. Bank, 3.150%, 4/3/06 (a)	1,100,000
2,160,000	A-1+	Carlsbad, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.130%, 4/6/06 (a)	2,160,000
14,440,000	VMIG1(b)	Fontana, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Dexia Credit Local, 3.120%, 4/6/06 (a)	14,440,000
15,000,000	A-1+	Hesperia, CA, USD, COP, Interim School Funding Program, FSA-Insured,
		SPA-Dexia Credit Local, 3.160%, 4/6/06 (a)	15,000,000
8,995,000	VMIG1(b)	Long Beach, CA, USD, COP, Capital Improvement Refunding Project,
		AMBAC Insured, SPA-Dexia Credit Local, 3.170%, 4/6/06 (a)	8,995,000
1,000,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.130%, 4/6/06 (a)	1,000,000
14,380,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental
		Cultural Facilities, Series 235,PART, MBIA-Insured, LIQ-JPMorgan
		Chase, 3.160%, 4/6/06 (a)(c)	14,380,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.130%, 4/6/06 (a)	2,600,000
3,190,000	A-1+	San Gabriel, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.130%, 4/6/06 (a)	3,190,000
20,000,000	A-1+	San Mateo, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Dexia Credit Local, 3.130%, 4/6/06 (a)	20,000,000
5,800,000	VMIG1(b)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.130%,4/5/06 (a)	5,800,000
19,215,000	VMIG1(b)	Santa Maria, CA, Joint Unified High School District, COP, Series A,
		LOC-Bank of America, 3.130%, 4/6/06 (a)	19,215,000
1,930,000	A-1+	Southern Kern, CA, USD, COP, Weekly Building Program, Series A,
		FSA-Insured, SPA-Wachovia Bank, 3.130%, 4/6/06 (a)	1,930,000

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	7

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Education — 11.9% (continued)
		University of California Board of Regents, Series A, TECP:
$6,250,000	A-1+	3.050% due 4/3/06	$6,250,000
15,150,000	A-1+	3.100% due 5/2/06	15,150,000
18,000,000	A-1+	3.160% due 5/5/06	18,000,000
12,500,000	A-1+	3.300% due 5/5/06	12,500,000
7,000,000	A-1+	3.260% due 5/15/06	7,000,000
15,000,000	A-1+	3.370% due 6/1/06	15,000,000
20,000,000	A-1+	3.180% due 6/2/06	20,000,000
7,000,000	A-1+	3.180% due 6/6/06	7,000,000
5,000,000	A-1+	3.370% due 6/6/06	5,000,000
13,200,000	A-1+	3.180% due 6/8/06	13,200,000
2,400,000	A-1+	William S. Hart Unified High School District, COP, School Facility
		Bridge Funding Program, FSA-Insured, SPA-Wachovia Bank,
		3.130%, 4/6/06 (a)	2,400,000
		Total Education	327,436,814
Finance — 10.8%
18,755,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		ISO, Series A, AMBAC-Insured, SPA-Bank of America, JPMorgan
		Chase, 3.170%, 4/5/06 (a)	18,755,000
		California State Economic Recovery Bonds:
3,950,000	A-1+	Series C-04, SPA-JPMorgan Chase, 3.060%, 4/3/06 (a)	3,950,000
17,600,000	A-1+	Series C-8, ST GTD-Insured, LOC-Lloyds TSB Bank, 3.070%,
		4/3/06 (a)	17,600,000
6,850,000	A-1+	Series C-9, LOC-Bank of Nova Scotia, 3.070%, 4/3/06 (a)	6,850,000
33,595,000	A-1+	Series C-10, LOC-BNP Paribas, 3.170%, 4/5/06 (a)	33,595,000
20,450,000	A-1+	Series C-11, LOC-BNP Paribas, 3.150%, 4/5/06 (a)	20,450,000
11,500,000	A-1+	Series C-14, SPA-Depfa Bank PLC, XLCA-Insured, 3.130%,
		4/5/06 (a)	11,500,000
19,025,000	A-1+	Series C-16, SPA-Dexia Credit Local, FSA-Insured, 3.120%,
		4/5/06 (a)	19,025,000
9,800,000	A-1+	Series C-17, SPA-Depfa Bank PLC, XLCA-Insured, 3.170%,
		4/5/06 (a)	9,800,000
54,240,000	SP-1+	California Statewide CDA Revenue, Series A-1, FSA-Insured,
		4.000% due 6/30/06	54,377,809
17,110,000	SP-1+	Fresno County, CA, TRAN, 4.000% due 6/30/06	17,169,151
		Puerto Rico, IFA, MSTC, Class A:
19,995,000	A-1	Series 2000-103, PART, LIQ-Bear Stearns, 3.170%, 4/5/06 (a)(c)	19,995,000
19,995,000	A-1	Series 2000-106, PART, LIQ-Bear Stearns, 3.170%, 4/5/06 (a)(c)	19,995,000
4,850,000	A-1	Puerto Rico, MFA, PART, PA 610R, FSA-Insured, SPA-Merrill Lynch,
		3.160%, 4/6/06 (a)(c)	4,850,000
2,765,000	VMIG1(b)	Puerto Rico, Public Finance Corp., Series 522X, MBIA-Insured,
		PART, LIQ-Morgan Stanley, 3.180%, 4/6/06 (a)(c)	2,765,000

See Notes to Financial Statements.

8	California Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Finance — 10.8% (continued)
$26,130,000	A-1+	Santa Clara County, CA, Finance Authority Lease Revenue,
		VMC Facility Replacement, Project B, SPA-Morgan Guaranty Trust,
		3.120%, 4/5/06 (a)	$26,130,000
11,090,000	A-1	South Orange County CA, Public Finance Authority MSTC,
		Series 2030, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.190%, 4/5/06 (a)(c)	11,090,000
		Total Finance	297,896,960
General Obligation — 6.0%
		California State GO:
		MSTC PART:
4,800,000	A-1+	Series SGA 119, LIQ-Societe Generale, FGIC-Insured, 3.180%,
		4/3/06 (a)(c)	4,800,000
11,355,000	A-1+	Series SGA 136, LIQ-Societe Generale, XLCA-Insured, 3.180%,
		4/3/06 (a)(c)	11,355,000
27,000,000	SP-1+	RAN, 4.500% due 6/30/06	27,097,933
2,000,000	A-1+	Series A, Sub-Series A-3, LOC-Bank of America, 3.140%, 4/5/06 (a)	2,000,000
2,830,000	A-1+	Series A-2, LOC-JPMorgan Chase, Westdeutsche Landesbank,
		3.070%, 4/3/06 (a)	2,830,000
12,800,000	A-1	Series B, Sub-Series B-6, LOC-KBC Bank, 3.150%, 4/3/06 (a)	12,800,000
4,500,000	A-1+	Series C-2, LOC-Bank of America, Bank of Nova Scotia,
		Landesbank Hessen-Thuringen, 3.130%, 4/6/06 (a)	4,500,000
		TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, Royal
		Bank of Scotland, Societe Generale, National Australia Bank:
25,000,000	A-1	3.170% due 4/4/06	25,000,000
6,000,000	A-1+	3.370% due 5/1/06	6,000,000
15,000,000	A-1	3.300% due 5/4/06	15,000,000
1,100,000	A-1	Los Angeles, CA, USD, Series D, MSTC 135, PART, FGIC-Insured,
		LIQ-Bear Stearns, 3.180%, 4/3/06 (a)(c)	1,100,000
9,285,000	A-1	Los Angeles County, CA, GO, MSTC, Series 9004, PART, FGIC-Insured,
		LIQ-Bear Stearns, 3.190%, 4/5/06 (a)(c)	9,285,000
12,470,000	VMIG1(b)	Palo Alto, CA, GO, USD, MERLOT, Series R, PART, FGIC-Insured,
		SPA-Wachovia Bank, 3.200%, 4/5/06 (a)(c)	12,470,000
7,965,000	VMIG1(b)	Puerto Rico Commonwealth, GO, MERLOT, Series A-44, PART,
		FGIC-Insured, SPA-Wachovia Bank, 3.180%, 4/5/06 (a)(c)	7,965,000
22,565,000	A-1+	San Diego, CA, GO, USD, MSTC, SGA-120, PART, MBIA-Insured,
		LIQ-Societe Generale, 3.190%, 4/5/06 (a)(c)	22,565,000
		Total General Obligation	164,767,933
Hospitals — 8.5%
7,520,000	A-1+	ABAG Finance Authority for Nonprofit Corp.COP, Lucile Salter
		Packard Project, AMBAC-Insured, SPA-Bayerische Landesbank,
		3.180%, 4/5/06 (a)	7,520,000
3,600,000	A-1+	Antelope Valley, CA, Health Care District, Revenue, Series A,
		LOC-JPMorgan Chase, 3.170%, 4/6/06 (a)	3,600,000

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	9

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Hospitals — 8.5% (continued)
		California Health Facilities Finance Authority:
$4,100,000	VMIG1(b)	Adventist Health System, Series A, LOC-Wachovia Bank,
		3.140%, 4/3/06 (a)	$4,100,000
39,710,000	A-1+	Catholic Healthcare, Series K, LOC-Bank of America, 3.170%,
		4/5/06 (a)	39,710,000
1,540,000	A-1+	Scripps Health, Series A, LOC-Bank One, 3.170%, 4/5/06 (a)	1,540,000
20,415,000	A-1+	Sisters of Charity Health Systems, 3.170%, 4/5/06 (a)	20,415,000
28,645,000	A-1+	Southern California Presbyterian Homes, MBIA-Insured, SPA-Bank
		of America, 3.170%, 4/5/06 (a)	28,645,000
		California Statewide CDA Revenue COP:
2,770,000	A-1+	House Ear Institute, LOC-JPMorgan Chase, 3.150%, 4/3/06 (a)	2,770,000
5,000,000	VMIG1(b)	Series E, FSA-Insured,SPA-Wachovia Bank, 3.200%, 4/5/06 (a)(c)	5,000,000
10,375,000	VMIG1(b)	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica
		Bank, 3.170%, 4/6/06 (a)	10,375,000
69,740,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA- Landesbank
		Hessen-Thuringen, 3.090%, 4/6/06 (a)	69,740,000
23,000,000	A-1+	San Bernardino County, CA, COP, Medical Center Financing
		Project, MBIA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.060%, 4/5/06 (a)	23,000,000
16,800,000	A-1+	Torrance, CA, Hospital Revenue, Little Co. of Mary Hospital,
		LOC-JPMorgan Chase, 3.170%, 4/6/06 (a)	16,800,000
		Total Hospitals	233,215,000
Housing: Multi-Family — 14.2%
6,180,000	A-1+	Anaheim, CA, Housing Authority MFH Revenue, Park Vista Apartments,
		FHLMC-Collateralized, LIQ-FHLMC, 3.220%, 4/5/06 (a)(d)	6,180,000
		California HFA Revenue:
		Home Mortgage:
4,000,000	A-1+	Series H, FSA-Insured, LIQ-Dexia Credit Local, 3.190%,
		4/5/06 (a)(d)	4,000,000
10,000,000	A-1+	Series U, MBIA-Insured, SPA-Bank of New York, 3.200%,
		4/3/06 (a)(d)	10,000,000
25,005,000	A-1+	MFH III, Series E, SPA-FNMA, 3.200%, 4/5/06 (a)(d)	25,005,000
		Series J, FSA-Insured:
1,200,000	A-1+	3.190%, 4/5/06 (a)(d)	1,200,000
2,605,000	A-1+	LIQ-Lloyds TSB BanK PLC, 3.200%, 4/3/06 (a)(d)	2,605,000
		California Statewide CDA, MFH Revenue:
16,000,000	A-1+	Arbor Ridge Apartments, Series X, LIQ-FNMA, 3.180%,
		4/6/06 (a)(d)	16,000,000
3,415,000	A-1+	Breezewood Apartments, Series F-1, FNMA-Insured, LIQ-FNMA,
		3.200%, 4/6/06 (a)(d)	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project, Series A, LIQ-FNMA,
		3.200%, 4/6/06 (a)(d)	5,665,000
22,200,000	A-1+	Contra Costa County, CA, MFH Revenue, Park Regency LLC, Series F,
		LIQ-FNMA, 3.140%, 4/6/06 (a)(d)	22,200,000

See Notes to Financial Statements.

10	California Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Housing:Multi-Family — 14.2% (continued)
$6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B,
		FHLMC-Collateralized, 3.130%, 4/6/06 (a)	$6,955,000
9,800,000	A-1+	Fremont, CA, MFH Revenue, Treetops Apartments, Series A,
		FNMA-Collateralized, 3.200%, 4/6/06 (a)(d)	9,800,000
5,650,000	A-1+	Fresno, CA, MFH Revenue, Heron Pointe Apartments, Series A,
		FNMA-Insured, LIQ-FNMA, 3.130%, 4/6/06 (a)	5,650,000
1,350,000	VMIG1(b)	Hayward, CA, MFH Revenue, Tennyson Gardens Apartments, Series A,
		LOC-U.S. Bank, 3.190%, 4/3/06 (a)(d)	1,350,000
1,750,000	A-1+	Livermore, CA, MFH Revenue, Diablo Vista Apartments, LIQ-FNMA,
		3.160%, 4/5/06 (a)	1,750,000
15,000,000	A-1+	Los Angeles, CA, Housing Fountain Park Project, 3.200%, 4/6/06 (a)(d)	15,000,000
		Los Angeles County, CA,:
		Housing Authority MFH Revenue:
4,300,000	A-1+	Sand Canyon, Series F, LIQ- FHLMC, 3.130%, 4/6/06 (a)	4,300,000
10,397,000	VMIG1(b)	Studio Colony, Series C, LOC-Bank One, 3.140%, 4/6/06 (a)	10,397,000
400,000	A-1+	Multi-Family Mortgage Revenue, Valencia Housing Project,
		Series C, FNMA-Insured, LIQ-FHLMC, 3.200%, 4/4/06 (a)	400,000
20,500,000	A-1+	Milpitas, CA, MFH Revenue, Crossing at Montague, Series A,
		LIQ-FNMA, 3.200%, 4/6/06 (a)(d)	20,500,000
		Orange County, CA, Apartment Development Revenue:
13,600,000	VMIG1(b)	Capistrano Pointe, Series A, FHLMC-Collateralized, 3.140%,
		4/6/06 (a)	13,600,000
16,500,000	VMIG1(b)	Foothill Oaks Apartments, FHLMC-Collateralized, 3.200%,
		4/6/06 (a)(d)	16,500,000
23,500,000	A-1+	Ladera Apartments, Series 2-B, LIQ-FNMA, 3.200%, 4/6/06 (a)(d)	23,500,000
		WLCO LF Partners, Issue G:
17,500,000	A-1+	Series 2, FNMA, 3.140%, 4/6/06 (a)	17,500,000
7,500,000	A-1+	Series 3, FNMA, 3.140%, 4/6/06 (a)	7,500,000
19,900,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, Series A,
		FNMA-Collateralized, 3.180%,4/6/06 (a)(d)	19,900,000
15,780,000	VMIG1(b)	Richmond, CA, RDA MFH Revenue, Summit Hilltop, Series A,
		LIQ-FNMA, 3.140%, 4/6/06 (a)	15,780,000
6,000,000	A-1+	Rohnert Park, CA, MFH Revenue, Crossbrook Apartments, Series A,
		3.160%, 4/5/06 (a)	6,000,000
		Sacramento County, CA, Housing Authority MFH Revenue:
6,000,000	A-1+	Ashford, Series D, FNMA, 3.140%, 4/6/06 (a)	6,000,000
6,400,000	A-1+	River Apartments, Series C, FNMA Collateralized, 3.140%,
		4/6/06 (a)	6,400,000
		San Francisco, CA, City & County RDA MFH Collateralized,
		Fillmore Center, LIQ-FHLMC:
10,600,000	A-1+	A-1, 3.170%, 4/5/06 (a)	10,600,000
9,600,000	A-1+	B-1, 3.170%, 4/5/06 (a)	9,600,000
5,750,000	A-1+	B-2, 3.180%, 4/5/06 (a)(d)	5,750,000

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	11

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 14.2% (continued)
		San Jose, CA, MFH Housing Revenue:
$14,600,000	A-1+	Cinnabar Commons, Series C, LOC-Bank of America, 3.180%,
		4/6/06 (a)(d)	$14,600,000
9,580,000	VMIG1(b)	Fairway Glen, Series A, LIQ-FNMA, 3.170%, 4/6/06 (a)	9,580,000
4,900,000	VMIG1(b)	Foxchase, Series B, LIQ-FNMA, 3.170%, 4/6/06 (a)	4,900,000
16,050,000	VMIG1(b)	Refunding, Kimberly Woods Apartments, Series A, LIQ-FHLMC,
		3.140%, 4/6/06 (a)	16,050,000
7,700,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue,
		Paloma Del Mar Apartments, Series A, LOC-Wells Fargo Bank,
		3.170%, 4/5/06 (a)	7,700,000
7,800,000	VMIG1(b)	Simi Valley, CA, MFH Housing Revenue, Shadowridge Apartments,
		LOC-FHLMC, 3.220%, 4/5/06 (a)	7,800,000
		Total Housing:Multi-Family	391,632,000
Housing: Single Family — 2.0%
		California HFA:
		Home Mortgage:
2,900,000	A-1+	Series A, SPA-Dexia Credit Local, 3.180%, 4/5/06 (a)(d)	2,900,000
17,000,000	A-1+	Series D, LIQ-Westdeutsche Landesbank, Bayerische Landesbank,
		3.200%, 4/6/06 (a)(d)	17,000,000
3,800,000	A-1+	Series F, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.170%,
		4/3/06 (a)(d)	3,800,000
11,270,000	A-1+	Series N, FSA-Insured, SPA-Bank of New York, 3.170%,
		4/3/06 (a)(d)	11,270,000
1,200,000	A-1+	Series D, FSA-Insured, SPA-Dexia Credit Local, 3.180%, 4/5/06 (a)(d)	1,200,000
		California State Department of Veterans Affairs:
		Home Purchase Revenue:
1,326,000	VMIG1(b)	Clipper Tax Exempt COP, Series 98-9, PART, SPA-State Street
		Bank & Trust Co., 3.250%, 4/6/06 (a)(c)(d)	1,326,000
15,000,000	VMIG1(b)	Series A, Sub-Series A-2, SPA-State Street Bank & Trust Co.,
		3.100%, 4/6/06 (a)	15,000,000
2,900,000	A-1	MSTC, Series 1998-47, Class A, PART, AMBAC-Insured, LIQ-Bear
		Stearns, 3.190%, 4/5/06 (a)(c)(d)	2,900,000
2,500,000	A-1+	Upland, CA, Apartment Development Revenue, Refunding Mountain
		Springs, Series A, LIQ-FNMA, 3.140%, 4/6/06 (a)	2,500,000
		Total Housing: Single Family	57,896,000
Industrial Development — 0.5%
		California Infrastructure & Economic Development Bank Revenue:
2,400,000	A-1+	Roller Bearing Co.of America, LOC-Wachovia Bank, 3.370%,
		4/5/06 (a)(d)	2,400,000
3,650,000	A-1+	Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.090%,
		4/3/06 (a)	3,650,000
		California Statewide CDA:
2,100,000	A-1+	A&B Die Casting Corp., Series A, LOC-Bank of America, 3.200%,
		4/6/06 (a)(d)	2,100,000

See Notes to Financial Statements.

12	California Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Industrial Development — 0.5% (continued)
$4,000,000	A-1+	MFH Revenue, Aegis of Aptos Project, Series Y, FNMA-Collateralized,
		3.200%, 4/6/06 (a)(d)	$4,000,000
1,900,000	NR	Riverside County, CA, IDA Revenue, Rockwin Corp. Project, Series II,
		LOC-Royal Bank of Canada, 3.240%, 4/5/06 (a)	1,900,000
		Total Industrial Development	14,050,000
Life Care Systems — 0.7%
6,070,000	VMIG1(b)	ABAG Finance Authority For Nonprofit Corp. California Revenue,
		Pathways Home Health Hospice, LOC-U.S.Bank, 3.170%,
		4/6/06 (a)	6,070,000
13,050,000	A-1	California Statewide Community Development Corp., COP,
		Covenant Retirement Communities, LOC-LaSalle National Bank,
		3.140%, 4/6/06 (a)	13,050,000
		Total Life Care Systems	19,120,000
Miscellaneous — 6.7%
3,000,000	A-1+	ABAG Finance Authority for Nonprofit Corp., Revenue, Institute
		Defense Analyses, AMBAC-Insured, SPA-Wachovia Bank,
		3.180%, 4/6/06 (a)	3,000,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		Academy of Motion Pictures, AMBAC-Insured, SPA-JPMorgan
		Chase, 3.180%, 4/6/06 (a)	10,000,000
		California Statewide CDA Revenue:
1,485,000	VMIG1(b)	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank,
		3.160%, 4/6/06 (a)	1,485,000
8,300,000	VMIG1(b)	North Peninsula Jewish Community Center, LOC-Bank of America,
		3.140%, 4/3/06 (a)	8,300,000
15,000,000	SP-1+	Series A-4, 4.000% due 6/30/06	15,023,361
1,500,000	A-1+	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust,
		3.170%, 4/6/06 (a)	1,500,000
		Irvine, CA:
		Improvement Bond Act 1915:
19,000,000	VMIG1(b)	Assessment District 04-20, Series A, LOC-KBC Bank,
		3.100%, 4/3/06 (a)	19,000,000
9,520,000	VMIG1(b)	Assessment District 85-7, FSA-Insured, SPA-Dexia Bank,
		3.170%, 4/5/06 (a)	9,520,000
7,755,000	A-1	Assessment District 87-8, L0C-KBC Bank NV, 3.100%, 4/3/06 (a)	7,755,000
1,500,000	VMIG1(b)	Assessment District 97-17, LOC-State Street Bank & Trust Co.,
		3.100%, 4/3/06 (a)	1,500,000
24,850,000	VMIG1(b)	Public Facilities & Infrastructure Authority Lease Revenue,
		Capital Improvement Project, LOC-State Street Bank &
		Trust Co., 3.170%, 4/6/06 (a)	24,850,000
16,645,000	VMIG1(b)	Livermore, CA, COP, Refunding, Capital Projects, AMBAC-Insured,
		SPA-Dexia Credit Local, 3.150%, 4/6/06 (a)	16,645,000

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	13

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Miscellaneous — 6.7% (continued)
		Los Angeles, CA, Convention & Exhibition Center Authority
		Lease Revenue:
$11,625,000	A-1+	Refunding, Series B-1, AMBAC-Insured, SPA-JPMorgan Chase,
		3.100%, 4/5/06 (a)	$11,625,000
2,000,000	A-1+	Series F, SPA-JPMorgan Chase, AMBAC-Insured, 3.170%,
		4/5/06 (a)	2,000,000
		Oakland, CA:
17,310,000	A-1+	COP, Capital Equipment Project, LOC-Landesbank
		Hessen-Thuringen, 3.170%, 4/5/06 (a)	17,310,000
3,000,000	VMIG1(b)	Revenue, MERLOT, Series M, SPA-Wachovia Bank,
		AMBAC-Insured, 3.200%, 4/5/06 (a)	3,000,000
100,000	VMIG1(b)	Orange County, CA, Improvement Bond Act of 1915, Assessment
		District Number 01-1, Series A, LOC-KBC Bank, 3.100%, 4/3/06 (a)	100,000
5,220,000	VMIG1(b)	Pasadena, CA, COP, Rose Bowl Improvements Project, LOC-Bank of
		New York, 3.260%, 4/5/06 (a)	5,220,000
7,000,000	VMIG1(b)	San Bernardino County, CA, COP, Capital Improvement Refining
		Project, LOC-BNP Paribas, 3.100%, 4/6/06 (a)	7,000,000
		Westminster, CA:
2,185,000	A-1+	COP, Civic Center, Series B, AMBAC-Insured, SPA-Wachovia Bank,
		3.160%, 4/6/06 (a)	2,185,000
18,375,000	A-1+	RDA, Tax Allocation Revenue, Commercial Redevelopment Project
		Number 1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		3.160%, 4/6/06 (a)	18,375,000
		Total Miscellaneous	185,393,361
Pollution Control — 1.7%
		California PCFA:
19,475,000	A-1+	Environmental Improvement Revenue, Atlantic Richfield Co.,
		3.180%, 4/5/06 (a)(d)	19,475,000
9,560,000	A-1+	Resource Recovery Revenue, Atlantic Richfield Co. Project,
		Series A, 3.190%, 4/3/06 (a)(d)	9,560,000
		Southdown, Inc.:
8,000,000	VMIG1(b)	LOC-Wachovia Bank, 3.300% due 4/15/06 (e)	8,000,000
9,400,000	A-1+	Series B, LOC-Wachovia Bank, 3.300% due 4/15/06 (e)	9,400,000
		Total Pollution Control	46,435,000
Public Facilities — 2.6%
4,600,000	VMIG1(b)	Escondido, CA, Community Development Commission COP,
		LOC-Wells Fargo Bank, 3.180%, 4/6/06 (a)(d)	4,600,000
7,300,000	A-1	Puerto Rico Public Finance Corp. Revenue, Floats PA. 552,
		AMBAC-Insured, SPA-Merrill Lynch, 3.160%, 4/6/06 (a)(c)	7,300,000
2,100,000	A-1	Redwood City, CA, Public Financing Authority COP, City Hall Project,
		LOC-KBC Bank, 3.160%, 4/6/06 (a)	2,100,000
22,800,000	A-1+	Riverside County, CA, COP, Riverside County Public Facility, Series A,
		LOC-State Street Bank & Trust Co., 3.170%, 4/4/06 (a)	22,800,000

See Notes to Financial Statements.

14	California Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Public Facilities — 2.6% (continued)
$16,940,000	A-1	Sacramento, CA, Lease Revenue MSTC, Series 2025, Class A, PART,
		AMBAC-Insured, LIQ-Bear Stearns, 3.190%, 4/5/06 (a)(c)	$16,940,000
13,400,000	F-1+(f)	Stanislaus County, CA, Capital Improvements Financing Authority,
		Central Valley Center for the Arts, LOC-Bank of America,
		3.130%, 4/6/06 (a)	13,400,000
5,000,000	A-1+	Temecula, CA, Public Finance Authority, Harveston, Series A,
		LOC-Bank of America, 3.160%, 4/6/06 (a)	5,000,000
		Total Public Facilities	72,140,000
Solid Waste — 2.4%
		California PCFA:
3,470,000	F-1+(f)	Alameda County Industrial Project, Series A, LOC-Wells Fargo Bank,
		3.220%, 4/5/06 (a)(d)	3,470,000
3,505,000	F-1+(f)	Athens Disposal, Inc. Project, Series A, LOC-Wells Fargo Bank,
		3.220%, 4/5/06 (a)(d)	3,505,000
4,310,000	F-1+(f)	Athens Services Project, Series A, LOC-Wells Fargo Bank,
		3.220%, 4/5/06 (a)(d)	4,310,000
1,390,000	F-1+(f)	BLT Enterprises, Series A, LOC-Wells Fargo Bank, 3.220%,
		4/5/06 (a)(d)	1,390,000
		Blue Line Transfer, Inc.Project:
4,140,000	F-1+(f)	LOC-Wells Fargo Bank, 3.220%, 4/5/06 (a)(d)	4,140,000
2,295,000	F-1+(f)	Series A, LOC-Wells Fargo Bank, 3.220%, 4/5/06 (a)(d)	2,295,000
11,020,000	F-1+(f)	Edco Disposal Corp. Project, LOC-Wells Fargo Bank, 3.220%,
		4/5/06 (a)(d)	11,020,000
1,475,000	F-1+(f)	Garaventa Enterprises, Inc., LOC-Bank of America, 3.220%,
		4/5/06 (a)(d)	1,475,000
11,735,000	A-1+	Norcal Waste Systems, Inc. Project, Series A, LOC-Bank of America,
		3.220%, 4/5/06 (a)(d)	11,735,000
970,000	A-1+	PCR, Santa Clara Valley Disposal Co., Series A, LOC-California
		State Teachers Retirement Fund, 3.200%, 4/5/06 (a)(d)	970,000
1,300,000	F-1(f)	South County Sanitary Services, Series A, LOC-Bank of America,
		3.220%, 4/5/06 (a)(d)	1,300,000
2,880,000	F-1+(f)	Willits Project, Series A, LOC-Wells Fargo Bank, 3.220%,
		4/5/06 (a)(d)	2,880,000
10,840,000	A-1+	California Statewide CDA, Solid Waste Facilities Revenue, Chevron
		U.S.A Inc.Project, 3.170%, 4/5/06 (a)(d)	10,840,000
6,500,000	A-1+	Orange County, CA, Sanitation Districts COP, Series B, SPA-Dexia
		Public Finance Bank, 3.100%, 4/3/06 (a)	6,500,000
		Total Solid Waste	65,830,000
Transportation — 5.2%
		Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area:
20,550,000	A-1+	Series C, AMBAC-Insured, SPA-Bayerische Landesbank,
		Landesbank Baden Wuerrtemberg Landesbank Hessen-Thuringen,
		3.140%, 4/6/06 (a)	20,550,000
10,000,000	A-1+	Series C, AMBAC-Insured, SPA-JPMorgan Chase, Lloyds TSB Bank,
		Dexia Credit Local, 3.140%, 4/6/06 (a)	10,000,000

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	15

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Transportation — 5.2% (continued)
$11,375,000	A-1	Los Angeles, CA, TECP, Harbor Department, Series B, SPA-Bayerische
		Landesbank, Landesbank Baden Wuerttemburg, Westdeutsche
		Landesbank, 3.300% due 5/1/06	$11,375,000
		Los Angeles County, CA, MTA, Sales Tax Revenue:
10,840,000	A-1+	Second Senior, Series A, MBIA-Insured, SPA-Dexia Credit Local
		3.130%, 4/6/06 (a)	10,840,000
2,875,000	VMIG1(b)	Series 837, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.180%,
		4/6/06 (a)	2,875,000
19,675,000	VMIG1(b)	Port of Oakland, CA, Series 2005-5, PART, FGIC-Insured, SPA-ABN
		AMRO Bank, 3.220%, 4/6/06 (a)(c)(d)	19,675,000
		Puerto Rico Commonwealth Highway & Transportation Authority,
		Highway Revenue:
2,900,000	A-1+	Floats PA 472, FSA-Insured, LIQ-Merrill Lynch, PART, 3.160%,
		4/6/06 (a)(c)	2,900,000
1,550,000	A-1	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.130%,
		4/5/06 (a)	1,550,000
		San Francisco, CA:
1,200,000	A-1	Airport, MSTC, Series 2001-136, Class A, PART, FGIC-Insured,
		LIQ-Bear Stearns, 3.180%, 4/3/06 (a)(c)(d)	1,200,000
41,340,000	VMIG1(b)	City & County Airport Commission, Series 2000-9, PART,
		FGIC-Insured, SPA-ABN AMRO Bank, 3.210%, 4/6/06 (a)(d)	41,340,000
6,250,000	A-1+	San Francisco County, CA, Series B, TECP, LIQ-Landesbank Baden
		Wuerttemburg, 3.130% due 5/16/06	6,250,000
15,625,000	A-1+	Santa Clara Valley Transportation Authority, Sales Tax Revenue,
		Refunding, Series A, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.100%, 4/6/06 (a)	15,625,000
		Total Transportation	144,180,000
Utilities — 21.4%
		California Infrastructure & Economic Development Bank Revenue,
		ISO, MBIA Insured, SPA-Bank of America, JPMorgan Chase:
		Series A:
29,700,000	A-1+	3.170%, 4/6/06 (a)	29,700,000
11,300,000	A-1+	3.170%, 4/5/06 (a)	11,300,000
13,125,000	A-1+	Series C, 3.130%, 4/5/06 (a)	13,125,000
		California PCFA, PCR,Pacific Gas & Electric:
7,000,000	A-1+	Series B, LOC-Bank One, 3.190%, 4/3/06 (a)(d)	7,000,000
28,500,000	A-1+	Series C, LOC-Bank One, 3.150%, 4/3/06 (a)	28,500,000
15,175,000	A-1+	Series E, LOC-Bank One, 3.150%, 4/3/06 (a)	15,175,000
8,900,000	A-1+	Series F, LOC-Bank One, 3.150%, 4/3/06 (a)	8,900,000
2,850,000	A-1+	California State Department of Water, Revenue, Series C-4,
		LOC-JPMorgan Chase, California State Teachers Retirement Fund,
		3.180%, 4/6/06 (a)	2,850,000
7,667,000	A-1+	California State Department of Water, TECP, Series 1, LIQ-Landesbank
		Hessen-Thuringen, 3.260% due 5/15/06	7,667,000

See Notes to Financial Statements.

16	California Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Utilities — 21.4% (continued)
		California State Department of Water Resources Power
		Supply Revenue:
$10,750,000	A-1	Refunding, Sub-Series G-12, FGIC-Insured, SPA-Landesbank
		Baden-Wurttemberg, 3.170%, 4/6/06 (a)	$10,750,000
16,460,000	A-1+	Series B-3, LOC-Bank of NewYork, 3.070%, 4/3/06 (a)	16,460,000
7,985,000	A-1+	Series B-4, LOC-Bayerische Landesbank, 3.070%, 4/3/06 (a)	7,985,000
2,500,000	A-1+	Series B-6, LOC-State Street Bank & Trust Co., 3.100%,
		4/3/06 (a)	2,500,000
41,025,000	A-1+	Series C-02, AMBAC-Insured, SPA-Westdeutsche Landesbank,
		3.170%, 4/6/06 (a)	41,025,000
10,200,000	A-1+	Series C-6, AMBAC-Insured, SPA-Ladesbank Baden-
		Wuerrtemberg, 3.180%, 4/6/06 (a)	10,200,000
9,700,000	A-1+	Series C-7, FSA-Insured, SPA-Dexia Credit Local, 3.170%,
		4/6/06 (a)	9,700,000
20,150,000	A-1+	Series C-15, LOC-Bank of Nova Scotia, 3.140%, 4/6/06 (a)	20,150,000
1,000,000	A-1+	East Bay, CA, MUD Water Systems Revenue, TECP, LIQ-JPMorgan
		Chase, Westdeutsche Landesbank, 3.050% due 4/4/06	1,000,000
100,000	A-1+	Irvine Ranch California Water District, Dates Consolidated Bonds
		Series C, LOC-Landesbank Hessen-Thuringen, 3.100%, 4/3/06 (a)	100,000
		Los Angeles, CA, Department of Water & Power:
11,700,000	A-1+	Sub-Series A-5, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden
		Wuerttemburg, State Street Bank, Westdeutsche Landesbank,
		3.100%, 4/6/06 (a)	11,700,000
5,450,000	A-1+	Sub-Series B-1, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden
		Wuerttemburg, State Street Bank, Westdeutsche Landesbank,
		3.170%, 4/6/06 (a)	5,450,000
6,365,000	A-1+	Sub-Series B-2, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden
		Wuerttemberg, State Street Bank, Westdeutsche Landesbank,
		3.120%, 4/6/06 (a)	6,365,000
7,750,000	A-1+	Sub-Series B-3, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden
		Wuerttemburg, State Street Bank, Westdeutsche Landesbank,
		3.130%, 4/3/06 (a)	7,750,000
46,200,000	A-1+	Sub-Series B-5, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden
		Wuerttemburg, State Street Bank, Westdeutsche Landesbank,
		3.170%, 4/6/06 (a)	46,200,000
38,900,000	A-1+	Sub-Series B-7, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, State Street Bank,
		Westdeutsche Landesbank, 3.170%, 4/6/06 (a)	38,900,000
81,000,000	A-1+	Los Angeles, CA, Waste Water Systems Revenue, Sub-Series B,
		FGIC-Insured, SPA-FGIC-3.170%, 4/6/06 (a)	81,000,000

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	17

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Utilities — 21.4% (continued)
$3,100,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power Systems,
		Sub-Series A-1, SPA-National Australia Bank, Lloyds TSB Bank,
		Fortis Bank, 3.100%, 4/6/06 (a)	$3,100,000
20,300,000	A-1+	MSR Public Power Agency, San Juan Project, Series E, MBIA-Insured,
		SPA-JPMorgan Chase, 3.100%, 4/6/06 (a)	20,300,000
9,700,000	A-1+	Northern California Power Agency Revenue, Hydroelectric, Number 1,
		Series B, MBIA-Insured, SPA-Westdeutsche Landesbank,
		3.130%, 4/5/06 (a)	9,700,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC,
		MBIA-Insured, SPA-Societe Generale:
12,000,000	A-1+	SGA 43, 3.170%, 4/5/06 (a)	12,000,000
2,900,000	A-1+	SGA 44, 3.170%, 4/5/06 (a)	2,900,000
		Sacramento, CA, MUD:
17,670,000	VMIG1(b)	Series 2003-17, PART, SPA-ABN AMRO Bank, 3.500%, 4/6/06 (a)(c)	17,670,000
42,200,000	A-1+	TECP, Series 03-17, MBIA-Insured, LOC-Bayerische Landesbank,
		JPMorgan Chase, Westdeutsche Landesbank, 3.080%
		due 4/18/06	42,200,000
7,000,000	A-1+	San Francisco, CA, Public Utilities Commission, TECP,
		LOC-Bank of America, 3.500% due 8/2/06	7,000,000
		Southern California Public Power Authority:
1,900,000	A-1+	Subordinated Southern Transmission, Series B, FSA-Insured,
		SPA-Dexia Credit Local, 3.120%, 4/5/06 (a)	1,900,000
31,250,000	A-1+	Transmission Project A, FSA-Insured, SPA-Westdeutsche
		Landesbank, 3.130%, 4/5/06 (a)	31,250,000
		Total Utilities	589,472,000
Water & Sewer — 8.2%
		Eastern Municipal Water District, Water & Sewer Revenue
		COP, Refunding:
3,600,000	A-1+	Series A, MBIA-Insured, SPA-Lloyds TSB Bank, 3.130%, 4/6/06 (a)	3,600,000
2,200,000	A-1+	Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC, 3.130%,
		4/6/06 (a)	2,200,000
18,600,000	VMIG1(b)	Elsinore Valley, CA, Municipal Water District COP, Series A,
		FGIC-Insured, SPA-Dexia Credit Local, 3.130%, 4/5/06 (a)	18,600,000
15,899,000	VMIG1(b)	Los Angeles, CA, Waste Water Systems Revenue, Series 318,
		PART, FGIC-Insured, LIQ-Morgan Stanley, 3.180%, 4/6/06 (a)(c)	15,899,000
15,945,000	VMIG1(b)	Los Angeles County, CA, Sanitation District Finance Authority, Series
		826, PART, FSA-Insured, LIQ-Morgan Stanley, 3.180%, 4/6/06 (a)(c)	15,945,000
8,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147,
		PART, MBIA-Insured, LIQ-Societe Generale, 3.190%, 4/5/06 (a)(c)	8,000,000

See Notes to Financial Statements.

18	California Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Water & Sewer — 8.2% (continued)
		Metropolitan Water District of Southern California:
$6,900,000	A-1	MSTC, Series 2001-113, Class A, PART, LIQ-Bear Stearns,
		3.190%, 4/5/06 (a)(c)	$6,900,000
		Refunding:
15,800,000	A-1+	Series B, SPA-Lloyds TSB Bank PLC, 3.120%, 4/6/06 (a)	15,800,000
26,050,000	A-1+	Series B2, SPA-Dexia Credit Local, 3.100%, 4/6/06 (a)	26,050,000
7,900,000	A-1+	Series A-1, SPA-Dexia Credit Local, 3.100%, 4/6/06 (a)	7,900,000
2,900,000	A-1+	Series B-1, SPA-Dexia Credit Local, 3.100%, 4/6/06 (a)	2,900,000
6,000,000	A-1+	Series C, SPA-Dexia Credit Local, 3.070%, 4/6/06 (a)	6,000,000
40,115,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.100%, 4/6/06 (a)	40,115,000
		Waterworks Revenue:
7,900,000	A-1+	Refunding, Series A-1, SPA-JPMorgan Chase, 3.100%, 4/6/06 (a)	7,900,000
1,900,000	A-1+	Series C-2, SPA-Lloyds TSB Bank PLC, 3.070%, 4/3/06 (a)	1,900,000
		Rancho, CA, Water District Financing Authority:
7,850,000	VMIG1(b)	Refunding, Series A, FGIC-Insured, 3.100%, 4/5/06 (a)	7,850,000
9,000,000	VMIG1(b)	Series B, FGIC-Insured, SPA-FGIC, 3.100%, 4/5/06 (a)	9,000,000
6,000,000	A-1+	San Diego County, CA, Water Authority, TECP, Series 1,
		LIQ-Bayersche Landesbank, 3.120% due 5/18/06	6,000,000
14,000,000	VMIG1(b)	San Diego Water Authority, Series 1998-10, PART, FGIC-Insured,
		SPA-ABN AMRO Bank, 3.180%, 4/6/06 (a)(c)	14,000,000
9,950,000	VMIG1(b)	South Placer Wastewater Authority Revenue, Series B, FGIC-Insured,
		3.130%, 4/6/06 (a)	9,950,000
		Total Water & Sewer	226,509,000
		TOTAL INVESTMENTS — 102.8% (Cost — $2,835,974,068#)	2,835,974,068
		Liabilities in Excess of Other Assets — (2.8)%	(77,161,405)
		TOTAL NET ASSETS — 100.0%	$2,758,812,663
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.
See page 21 for definitions of ratings.

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	19

Schedule of Investments (March 31, 2006) (continued)

Abbreviations used in this schedule:
ABAG	– Association of Bay Area Governments
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
COP	– Certificate of Participation
EFA	– Educational Facilities Authority
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
FSA	– Financial Security Assurance
GO	– General Obligation
GTD	– Guaranteed
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority
IFA	– Infrastructure Financing Authority
ISO	– Independent System Operator
LIQ	– Liquidity Facility
LOC	– Letter of Credit
MBIA	– Municipal Bond Investors Assurance Corporation
MERLOT	– Municipal Exempt Receipts Liquidity Optional Receipts
MFA	– Municipal Finance Authority
MFH	– Multi-Family Housing
MSTC	– Municipal Securities Trust Certificates
MTA	– Metropolitan Transportation Authority
MUD	– Municipal Utilities District
PART	– Partnership Structure
PCFA	– Pollution Control Finance Authority
PCR	– Pollution Control Revenue
RAN	– Revenue Anticipation Notes
RDA	– Redevelopment Agency
SPA	– Standby Bond Purchase Agreement
ST GTD	– State Guaranteed
TECP	– Tax Exempt Commercial Paper
TRAN	– Tax and Revenue Anticipation Notes
USD	– Unified School District
XLCA	– XL Capital Assurance Inc.

See Notes to Financial Statements.

20	California Money Market Portfolio 2006 Annual Report

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:
SP-1	—

Standard & Poor’s Ratings Service (“Standard & Poor’s) highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1	—	Moody’s Investor Service (“Moody’s”) highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.
F-1	—

Fitch Ratings Service (“Fitch”) highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

California Money Market Portfolio 2006 Annual Report	21

Statement of Assets and Liabilities (March 31, 2006)
ASSETS:
Investments, at amortized cost	$2,835,974,068
Cash	10,110
Receivable for Fund shares sold	61,162,151
Receivable for securities sold	19,203,820
Interest receivable	14,624,916
Other assets	52,293
Prepaid expenses	21,762
Total Assets	2,931,049,120
LIABILITIES:
Payable for Fund shares repurchased	170,791,505
Investment management fee payable	1,068,191
Distributions payable	135,240
Distribution fees payable	80,939
Deferred compensation payable	52,293
Trustees’ fees payable	718
Accrued expenses	107,571
Total Liabilities	172,236,457
Total Net Assets	$2,758,812,663
NET ASSETS:
Par value (Note 5)	$2,758,719
Paid-in capital in excess of par value	2,756,040,824
Accumulated net realized gain on investments	13,120
Total Net Assets	$2,758,812,663
Shares Outstanding:
Class A	2,735,678,157
Class Y	23,040,755
Net Asset Value:
Class A (and redemption price)	$1.00
Class Y (and redemption price)	$1.00

See Notes to Financial Statements.

22	California Money Market Portfolio 2006 Annual Report

Statement of Operations (For the year ended March 31, 2006)
INVESTMENT INCOME:
Interest	$72,970,159
EXPENSES:
Investment management fee (Note 2)	11,866,562
Distribution fees (Notes 2 and 3)	2,664,372
Transfer agent fees (Notes 2 and 3)	375,516
Custody fees	114,114
Insurance	60,433
Shareholder reports (Note 3)	51,189
Registration fees	42,694
Audit and tax	32,263
Trustees’ fees (Note 2)	27,384
Legal fees	16,267
Miscellaneous expenses	18,900
Total Expenses	15,269,694
Less: Fee waivers and/or expense reimbursements (Note 2)	(63,811)
Net Expenses	15,205,883
Net Investment Income	57,764,276
REALIZED GAIN ON INVESTMENTS (NOTE 1):
Net Realized Gain on Investments	22,923
Increase in Net Assets From Operations	$57,787,199

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	23

Statements of Changes in Net Assets (For the years ended March 31,)
	2006	2005

OPERATIONS:
Net investment income	$57,764,276	$21,817,510
Net realized gain	22,923	2,727
Increase in Net Assets From Operations	57,787,199	21,820,237
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 1 AND 4):
Net investment income	(57,764,276)	(21,817,510)
Net realized gains	(9,803)	(2,730)
Decrease in Net Assets From
Distributions to Shareholders	(57,774,079)	(21,820,240)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	15,073,572,841	11,324,527,674
Reinvestment of distributions	57,690,213	19,889,650
Cost of shares repurchased	(15,046,368,652)	(11,115,072,682)
Increase in Net Assets From Fund Share Transactions	84,894,402	229,344,642
Increase in Net Assets	84,907,522	229,344,639
NET ASSETS:
Beginning of year	2,673,905,141	2,444,560,502
End of year	$2,758,812,663	$2,673,905,141

See Notes to Financial Statements.

24	California Money Market Portfolio 2006 Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class A Shares	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gains	0.021	0.009	0.004	0.008	0.016
Less Distributions From:
Net investment income and net realized gains	(0.021)	(0.009)	(0.004)	(0.008)	(0.016)
Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	2.15%	0.87%	0.44%	0.76%	1.66%
Net Assets, End of Year (millions)	$2,736	$2,637	$2,398	$2,388	$2,618
Ratios to Average Net Assets:
Gross expenses	0.57%	0.59%	0.58%	0.64%	0.63%
Net expenses(2)	0.57 (3)	0.58 (3)	0.58	0.64	0.63
Net investment income	2.14	0.89	0.44	0.76	1.67
(1)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(2)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A will not exceed 0.80%.
(3)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

California Money Market Portfolio 2006 Annual Report	25

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class Y Shares	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gains	0.022	0.010	0.006	0.010	0.018
Less Distributions From:
Net investment income and net realized gains	(0.022)	(0.010)	(0.006)	(0.010)	(0.018)
Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	2.27%	0.99%	0.62%	1.02%	1.78%
Net Assets, End of Year (millions)	$23	$37	$47	$0 (2)	$0 (2)
Ratios to Average Net Assets:
Gross expenses	0.45%	0.47%	0.45%	0.53%	0.54%
Net expenses(3)	0.45 (4)	0.46 (4)	0.45	0.53	0.54
Net investment income	2.22	1.02	0.54	0.87	1.72
(1)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(2)	Amount represents less than $0.5 million.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y will not exceed 0.70%.
(4)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

26	California Money Market Portfolio 2006 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

California Money Market Portfolio (the “Fund”), is a separate non-diversified investment fund of the Legg Mason Partners Municipal Funds (the “Trust”), formerly known as Smith Barney Muni Funds. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders

California Money Market Portfolio 2006 Annual Report	27

Notes to Financial Statements (continued)

each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Prior to October 1, 2005, the Fund paid the Manager an investment management fee, which was calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.475%
Next $1 billion	0.450
Next $3 billion	0.425
Next $5 billion	0.400
Over $10 billion	0.375

Effective October 1, 2005, and continuing under the new investment management agreement, effective December 1, 2005, the investment management fee payable by the Fund was changed to the following:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

28	California Money Market Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

The Manager has agreed to continue the voluntary expense limitations of 0.80% and 0.70% for Class A and Class Y shares, respectively. These limitations can be terminated at any time by the Manager.

During the year ended March 31, 2006, the Manager voluntarily waived a portion of its investment management fee in the amount of $63,811.

The Fund’s Board approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended March 31, 2006, the Fund paid transfer agent fees of $351,982 to CTB. In addition, for the period ended March 31, 2006, the Fund paid $375 to other Citigroup affiliates for shareholder recordkeeping services.

The Fund’s Board appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), a subsidiary of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

The Fund adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. Effective January 1, 2006, the Board of Trustees voted to discontinue offering the Plan to its members. This change has no effect on the fees previously deferred. As of March 31, 2006, the Fund had accrued $52,293 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10%

California Money Market Portfolio 2006 Annual Report	29

Notes to Financial Statements (continued)

of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses

Class A	$2,664,372	$375,434	$50,625
Class Y	—	82	564
Total	$2,664,372	$375,516	$51,189

4. Distributions to Shareholders by Class

	Year Ended March 31, 2006	Year Ended March 31, 2005

Net Investment Income
Class A	$57,033,361	$21,275,793
Class Y	730,915	541,717
Total	$57,764,276	$21,817,510
Net Realized Gains
Class A	$9,698	$2,642
Class Y	105	88
Total	$9,803	$2,730

5. Shares of Beneficial Interest

At March 31, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class, each at $1.00, were as follows:

	Year Ended March 31, 2006	Year Ended March 31, 2005

Class A
Shares sold	14,939,016,841	11,138,409,174
Shares issued on reinvestment	57,353,107	19,364,829
Shares repurchased	(14,897,320,109)	(10,918,773,385)
Net Increase	99,049,839	239,000,618
Class Y
Shares sold	134,556,000	186,118,500
Shares issued on reinvestment	337,106	524,821
Shares repurchased	(149,048,543)	(196,299,297)
Net Decrease	(14,155,437)	(9,655,976)

30	California Money Market Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

6. Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date	Payable Date	Class A	Class Y
Daily	4/28/06	$0.002199	$0.002248

The tax character of distributions paid during the fiscal year ended March 31, were as follows:

	2006	2005
Distributions paid from:
Tax-Exempt Income	$57,764,276	$21,817,513
Net Long-term Capital Gains	9,803	2,727
Total Taxable Distributions	9,803	2,727
Total Distributions Paid	$57,774,079	$21,820,240

As of March 31, 2006, there were no significant differences between the book and tax components of net assets.

7. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed

California Money Market Portfolio 2006 Annual Report	31

Notes to Financial Statements (continued)

arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

32	California Money Market Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, SBFM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, SBFM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

9. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the

California Money Market Portfolio 2006 Annual Report	33

Notes to Financial Statements (continued)

1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds or SBFM’s ability to perform investment management services relating to the Funds.

34	California Money Market Portfolio 2006 Annual Report

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Legg Mason Partners Municipal Funds (formerly Smith Barney Muni Funds):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Money Market Portfolio, a series of Legg Mason Partners Municipal Funds, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Money Market Portfolio, as of March 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York May 24, 2006

California Money Market Portfolio 2006 Annual Report	35

Board Approval of Management Agreement (unaudited)

On June 23, 2005, Citigroup Inc. entered into a definitive agreement (the “Transaction Agreement”) with Legg Mason, Inc. under which Citigroup agreed to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Adviser, to Legg Mason in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The Transaction closed on December 1, 2005.

The consummation of the Transaction resulted in the automatic termination of the Fund’s current management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to the closing of the Transaction, the Fund’s Board approved a new management agreement between the Fund and the Adviser (the “New Management Agreement”).

On July 11, 2005, members of the Board discussed with CAM management and certain Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding CAM’s business and its combination with Legg Mason’s business. The Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

At a meeting held on August 1, 2005, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or the Adviser as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement. The Independent Board Members of the Board also conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

(i) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(ii) that Legg Mason and its wholly-owned subsidiary, Western Asset Management Company and its affiliates (“Western Asset”), are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of

36	California Money Market Portfolio

Board Approval of Management Agreement (unaudited)

(continued)

the Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Adviser, which, among other things, may involve Western Asset and the Adviser sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board oversight and appropriate notice to shareholders, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

(iii) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

(iv) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

(v) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and their shareholders by the Adviser, including compliance services;

(vi) that Legg Mason has advised the Board that it has no present intention to alter the expense waivers and reimbursements currently in effect and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

(viii) the assurances from Citigroup and Legg Mason that, for a three year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Fund as an investment product, and the potential benefits to Fund shareholders from this and other third-party distribution access;

(ix) the potential benefits to Fund shareholders from being part of a combined fund family with Legg Mason sponsored funds;

(x) that Citigroup and Legg Mason would derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the potential effects of regulatory restrictions on the Fund if Citigroup-affiliated broker-dealers remain principal underwriters of the Fund after the closing of the Transaction;

(xii) the fact that the Fund’s total advisory and administrative fees will not increase by virtue of the New Management Agreement, but will remain the same;

(xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

California Money Market Portfolio	37

Board Approval of Management Agreement (unaudited)

(continued)

(xiv) that the Fund would not bear the costs of obtaining shareholder approval of the New Management Agreement;

(xv) that the Fund would avail itself of permissions granted under certain licensing arrangements between Citigroup and Legg Mason that would permit the Fund (including any share classes thereof) to maintain its current name, as well as all logos, trademarks and service marks, related to Citigroup or any of its affiliates for some agreed upon time period after the closing of the Transaction ; and

(xvi) that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement as required by the 1940 Act. In that regard, the Board, in its deliberations concerning the New Management Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance as it did when it renewed the current management agreement, and reached substantially the same conclusions.

38	California Money Market Portfolio

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of California Money Market Portfolio (“Fund”) are managed under the direction of the Legg Mason Partners Municipal Funds (formerly known as Smith Barney Muni Funds) (“Trust”) Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Lee Abraham 13732 LeHavre Drive Frenchman’s Creek Palm Beach Gardens, FL 33410 Birth Year: 1927	Trustee	Since 1999	Retired; Former Director of Signet Group, PLC	27	None
Jane F. Dasher Korsant Partners 283 Greenwich Avenue 3rd Floor Greenwich, CT 06830 Birth Year: 1949	Trustee	Since 1999	Controller of PBK Holdings Inc. investment company	27	None
Donald R. Foley 3668 Freshwater Drive Jupiter, FL 33477 Birth Year: 1922	Trustee	Since 1985	Retired	18	None
Richard E. Hanson, Jr. 2751 Vermont Route 140 Poultney, VT 05764 Birth Year: 1941	Trustee	Since 1999	Retired; Former Head of the New Atlanta Jewish Community High School	27	None
Paul Hardin 12083 Morehead Chapel Hill, NC 27514-8426 Birth Year: 1931	Trustee	Since 1994	Professor of Law & Chancellor Emeritus at the University of North Carolina	34	None
Roderick C. Rasmussen 9 Cadence Court Morristown, NJ 07960 Birth Year: 1926	Trustee	Since 1985	Investment Counselor	27	None
John P. Toolan 7202 Southeast Golf Ridge Way Hobe Sound, FL 33455 Birth Year: 1930	Trustee	Since 1985	Retired	27	None

California Money Market Portfolio	39

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA** Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Legg Mason; Formerly, Chairman of SBFM and CFM (from 2002 to 2006); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Advisers, Inc. (from 2002 to 2005)	169	Trustee, Consulting Group Capital Markets Funds
Officers:
Andrew B. Shoup Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003

Director of Legg Mason; Senior Vice President and Chief Administrative Officer of certain mutual funds associated with Legg Mason; Formerly, Head of International Funds Administration of Legg Mason or its predecessors (from 2001 to 2003); Director of Global Funds Administration of Legg Mason or its predecessors (from 2000 to 2001)

				N/A	N/A
Robert J. Brault Legg Mason 125 Broad Street 11th Floor New York, NY10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002)

				N/A	N/A

40	California Money Market Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Julie P. Callahan, CFA Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1972	Vice President and Investment Officer	Since 2002	Director of Legg Mason; Investment Officer of Legg Mason	N/A	N/A
Joseph P. Deane Legg Mason 399 Park Avenue 4th Floor New York, NY10002 Birth Year: 1947	Vice President and Investment Officer	Since 1987	Managing Director of Legg Mason; Investment Officer of Legg Mason	N/A	N/A
Ted P. Becker Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006

Managing Director of Compliance at Legg Mason; (2005–Present); Chief Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); Managing Director of Compliance at Legg Mason or its predecessors (2002–2005); Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup, Inc.

				N/A	N/A
John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessors (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

California Money Market Portfolio	41

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason (since 2003); Formerly Secretary of CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Legg Mason and certain of its affiliates.

42	California Money Market Portfolio

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to: (1) approve a new management agreement and (2) elect Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Shareholders.

1. Approval of New Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

New Management Agreement	1,200,833,167.990	39,835,056.260	68,384,259.750	0.000

2. Election of Trustees†

Nominees:	Votes For	Authority Withheld	Abstentions	Broker Non-Votes

Lee Abraham	2,329,588.005.613	149,321,576.243	0.000	0.000
Jane F.Dasher	2,332,650,753.697	146,258,828.159	0.000	0.000
Donald R.Foley	2,329,893,384.968	149,016,196.888	0.000	0.000
Richard E.Hanson,Jr.	2,331,776,035.764	147,133,546.092	0.000	0.000
Paul Hardin	2,329,386,986.327	149,522,595.529	0.000	0.000
Roderick C.Rasmussen	2,330,770,995.850	148,138,586.006	0.000	0.000
John P.Toolan	2,328,703,793.287	150,205,788.569	0.000	0.000
R.Jay Gerken	2,327,542,856.282	151,366,725.574	0.000	0.000

† Trustees are elected by the shareholders of all of the series of the Trust of which the Fund is a series.

California Money Market Portfolio	43

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund paid a long-term capital gain distribution of $0.000003 to shareholders of record on December 27, 2005.

Please retain this information for your records.

44	California Money Market Portfolio

Legg Mason Partners Municipal Funds California Money Market Portfolio

TRUSTEES

Lee Abraham

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

Ted P. Becker

Chief Compliance Officer

John Chiota

Chief Anti-Money Laundering

Compliance Officer

OFFICERS (continued)

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund

Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts
01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners
Municipal Funds
California Money Market Portfolio

The Fund is a separate investment fund of the Legg Mason Partners
Municipal Funds, a Massachusetts business trust.

CALIFORNIA MONEY MARKET PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-
Q are available on the Commission’s website at www.sec.gov.
The Fund’s Forms N-Q may be reviewed and copied at the
Commission’s Public Reference Room in Washington, D.C.,
and information on the operation of the Public Reference
Room may be obtained by calling 1-800-SEC-0330. To obtain
information on Form N-Q from the Fund, shareholders can call
1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to
portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund's website at
www.leggmason.com/InvestorServices and (3) on the SEC's
website at www.sec.gov. Proxy voting reports for the period
ending June 30, 2005 will continue to be listed under the
Fund's former Smith Barney Muni Funds – California Money
Market Portfolio name.

This report is submitted for the
general information of the
shareholders of Legg Mason Partners
Municipal Funds - California Money
Market Portfolio.

This report must be preceded or
accompanied by a free prospectus.
Investors should consider the
Fund’s investment objectives,
risks, charges and expenses
carefully before investing. The
prospectus contains this and other
important information about the
Fund. Please read the prospectus
carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor

Services, LLC

Member NASD, SIPC

FD2309 5/06                       SR06-40

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairperson of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2005 and March 31, 2006 (the “Reporting Periods”) for professional services rendered by the Registrant's principal accountant (the “Auditor”) for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $170,500 in 2005 and $182,500 in 2006.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Municipal Funds (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $38,600 in 2005 and $0 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Municipal Funds.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Legg Mason Partners Municipal Funds requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Municipal Funds, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2005 and 2006; Tax Fees were 100% and 0% for 2005 and 2006; and Other Fees were 100% and 0% for 2005 and 2006.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Municipal Funds and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Legg Mason Partners Municipal Funds during the reporting period were $0 in 2006 for fees related to the transfer agent matter as fully described in the notes the financial statements titled “additional information” and $75,000 for 2005.

(h) Yes. The Legg Mason Partners Municipal Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Municipal Funds or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: June 8, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: June 8, 2006

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Legg Mason Partners Municipal Funds

Date: June 8, 2006